Related party transactions - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Share capital	$ 21,169		$ 21,168
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification			6,829
Other non-current financial liabilities	43,248		54,439
Gross carrying amount
Disclosure of transactions between related parties [line items]
Additions	140,174
Acquired IP
Disclosure of transactions between related parties [line items]
Related party transaction, intangible assets			1,058,398
Acquired IP | Gross carrying amount
Disclosure of transactions between related parties [line items]
Additions	60,768		240,312
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 162,334	$ 78,310
Revenue from sale of goods, related party transactions, percentage of total revenue	0.179	0.063
Total for all related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Undrawn borrowing facilities				$ 1,000	$ 800,000
Share capital					$ 350,000
Other non-current financial liabilities	$ 0
Revenue from sale of goods, related party transactions	56,642	$ 55,311
Total for all related parties | Volvo Cars | Secured Overnight Financing Rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis					4.90%
Total for all related parties | Geely
Disclosure of transactions between related parties [line items]
Borrowings	132,237			250,000
Undrawn borrowing facilities				250,000
Other non-current financial liabilities				$ 0
Revenue from sale of goods, related party transactions	$ 0	$ 1,245
Floorplan facilities | Total for all related parties
Disclosure of transactions between related parties [line items]
Debt instrument, maturity period	1 year
Borrowings			35,747
Floorplan facilities | Total for all related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Borrowings	$ 49,340		$ 35,747